Derivatives and hedging (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts	The notional amounts of outstanding foreign currency contracts in U.S. dollars are as follows:

	December 31,
	2024	2025

Derivatives designated as hedging instruments	$5,418	$4,692
Derivatives not designated as hedging instruments	118	67
Total	$5,536	$4,759

Summary of derivative and hedging gains (losses)	These gains (losses) were recorded in the consolidated statements of comprehensive income (loss), as follows:

	Year Ended December 31,
	2023	2024	2025

Cost of revenue	$(250)	$31	$442
Research and development	(849)	108	1,470
Sales and marketing	(551)	60	736
General and administrative	(361)	57	732
Total	$(2,011)	$256	$3,380